UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    May 15, 2006

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $121,062

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3877 51221.00 SH       SOLE                 48621.00           2600.00
American SuperConductor        COM              030111108      568 50006.00 SH       SOLE                 47406.00           2600.00
Amgen, Inc.                    COM              031162100     3871 53209.00 SH       SOLE                 50609.00           2600.00
Amsouth Bancorporation         COM              032165102     2900 107207.00SH       SOLE                101807.00           5400.00
Anadarko Petroleum Corp        COM              032511107     5326 52732.00 SH       SOLE                 49132.00           3600.00
BP p.l.c. ADR                  ADR              055622104     2187 31716.00 SH       SOLE                 29816.00           1900.00
Biomet, Inc.                   COM              090613100     1446 40709.00 SH       SOLE                 38709.00           2000.00
Caterpillar, Inc               COM              149123101     6258 87140.00 SH       SOLE                 81540.00           5600.00
Chevron Corp                   COM              166764100     2783 48001.00 SH       SOLE                 45101.00           2900.00
Coca-Cola Company              COM              191216100     1950 46575.00 SH       SOLE                 41775.00           4800.00
Conagra Foods, Inc.            COM              205887102     3305 154010.00SH       SOLE                145610.00           8400.00
Dow Chemical                   COM              260543103     4032 99322.00 SH       SOLE                 95522.00           3800.00
Duke Energy Company            COM              26441C105     5323 182606.00SH       SOLE                171506.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1128 26733.00 SH       SOLE                 25333.00           1400.00
Emerson Electric               COM              291011104     5269 63003.00 SH       SOLE                 58503.00           4500.00
Exxon Mobil Corp               COM              30231G102     4702 77254.00 SH       SOLE                 73354.00           3900.00
Flowers Foods Inc              COM              343498101      252  8477.00 SH       SOLE                  8477.00
Fuelcell Energy Inc            COM              35952H106      569 49614.00 SH       SOLE                 49114.00            500.00
Genentech Inc                  COM              368710406     3653 43225.00 SH       SOLE                 39825.00           3400.00
General Electric               COM              369604103     4254 122299.00SH       SOLE                116299.00           6000.00
Honeywell, Inc                 COM              438516106     2701 63153.00 SH       SOLE                 59753.00           3400.00
IDACORP, Inc.                  COM              451107106     2169 66697.00 SH       SOLE                 64197.00           2500.00
IShares Russell 2000           COM              464287655      213  2802.00 SH       SOLE                  2802.00
Ingersoll-Rand Company Class A COM              G4776G101      816 19515.00 SH       SOLE                 19315.00            200.00
Intel Corp                     COM              458140100     2946 151364.00SH       SOLE                143164.00           8200.00
International Rectifier        COM              460254105     2381 57464.00 SH       SOLE                 53464.00           4000.00
Ishares S&P 500 BARRA Growth   COM              464287309      292  4797.00 SH       SOLE                  4797.00
Ishares S&P 500/BARRA Value    COM              464287408      306  4450.00 SH       SOLE                  4450.00
Johnson & Johnson              COM              478160104     5013 84657.00 SH       SOLE                 81157.00           3500.00
Kellogg Co                     COM              487836108     1628 36963.00 SH       SOLE                 35563.00           1400.00
Lilly, Eli & Co                COM              532457108     1568 28362.00 SH       SOLE                 27162.00           1200.00
Medtronic, Inc.                COM              585055106     1188 23413.00 SH       SOLE                 22113.00           1300.00
Merck & Co., Inc               COM              589331107     1990 56489.00 SH       SOLE                 53189.00           3300.00
Microsoft Corp                 COM              594918104      408 15000.00 SH       SOLE                 15000.00
Pfizer, Inc                    COM              717081103     2760 110747.00SH       SOLE                105172.00           5575.00
Post Properties, Inc.          COM              737464107      311  7000.00 SH       SOLE                  7000.00
Proctor & Gamble               COM              742718109     1959 33989.00 SH       SOLE                 32389.00           1600.00
Progress Energy Inc            COM              743263105     3673 83505.00 SH       SOLE                 79805.00           3700.00
Royal Dutch Shell PLC 'A' ADR  ADR              780259206      268  4300.00 SH       SOLE                  4300.00
Southern Co                    COM              842587107     5058 154336.00SH       SOLE                147936.00           6400.00
Sun-Rype Products Ltd          COM              866934409      176 14947.00 SH       SOLE                 14947.00
SunTrust Banks, Inc.           COM              867914103     5920 81369.00 SH       SOLE                 77469.00           3900.00
Synovus Financial Corp         COM              87161C105      208  7661.00 SH       SOLE                  7661.00
Texas Instruments              COM              882508104     2750 84687.00 SH       SOLE                 79787.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      285 13550.00 SH       SOLE                 13550.00
Verizon Communications         COM              92343V104     4427 129962.00SH       SOLE                122862.00           7100.00
Wal-Mart Stores, Inc.          COM              931142103      235  4971.00 SH       SOLE                  4971.00
Wells Fargo                    COM              949746101     5814 91033.00 SH       SOLE                 87033.00           4000.00